Property, Plant and Equipment (Tables)	12 Months Ended
Mar. 31, 2026
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment
	Leasehold improvement	Plant and machinery	Furniture and fixtures	Computer and software	Tools and equipment	Setup costs	Total
	US$	US$	US$	US$	US$	US$	US$
Cost:
Balance at April 1, 2024	580,776	1,263,974	163,968	69,738	197,955	681,217	2,957,628
Additions	—	7,499	—	9,057	154	—	16,710
Balance at March 31, 2025	580,776	1,271,473	163,968	78,795	198,109	681,217	2,974,338
Additions	—	27,985	—	7,072	1,110	—	36,167
Balance at March 31, 2026	580,776	1,299,458	163,968	85,867	199,219	681,217	3,010,505

Accumulated depreciation
Balance at April 1, 2024	365,582	815,535	162,085	60,939	182,753	681,217	2,268,111
Depreciation	58,078	126,952	1,430	3,607	3,559	—	193,626
Balance at March 31, 2025	423,660	942,487	163,515	64,546	186,312	681,217	2,461,737
Depreciation	63,050	128,399	320	4,345	3,214	—	199,328
Balance at March 31, 2026	486,710	1,070,886	163,835	68,891	189,526	681,217	2,661,065

Carrying amount
Balance at March 31, 2025	157,116	328,986	453	14,249	11,797	—	512,601
Balance at March 31, 2026	94,066	228,572	133	16,976	9,692	—	349,440